Ordinary Shares (Details) $ in Thousands			12 Months Ended
	Jul. 15, 2021 USD ($) shares	Apr. 14, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Ordinary shares, authorized (in shares) | shares			1,500,000,000	1,500,000,000
Gross proceeds from issuance of shares			$ 174	$ 717,319	$ 318,934
Issuance costs		$ 100	$ 83	$ 29,509	$ 8,134
Votes per ordinary share | item			1
Gross proceeds from PIPE		$ 100,000
IPO
Gross proceeds from issuance of shares	$ 614,900
Issuance costs	$ 29,700
Ordinary Shares
Shares issued under PIPE | shares		16,393,445
Ordinary Shares | IPO
Number of ordinary shares issued | shares	119,600,000